Prepaid Expenses and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Prepaid Expenses and Other Current Assets, Net [Abstract]
Schedule of Prepaid Expenses and Other Current Assets, Net

Prepaid expenses and other current assets, net, consisted of the following:

	As of December 31
	2023 (RMB)	2024 (RMB)
Deductible Input Tax	5,960	4,355
Prepaid expenses (1)	3,807	1,504
Deposits	217	106
receivable from third party	-	5,490
Others	131	160
Subtotal	10,115	11,615
Less: Allowance for credit losses (2)	(536)	(546)
Total prepaid expenses and other current assets, net	9,579	11,069

(1)	Prepayments primarily consist of advance payments for promotion telecommunications, repair and maintenance expenses, and other operating costs related to daily business activities.

(2)	The credit loss provision primarily includes advertising expenses that cannot be recovered and compensation claims. As of December 31, 2023, and December 31, 2024, credit loss provisions of RMB 536 thousand and RMB 546 thousand were recognized, respectively.

Schedule of Credit Loss Provision
	As of December 31
	2023	2024
Balance at beginning of the year	(536)	(536)
Addition in bad debt allowance	-	(10)
Reversal	-	-
Written off	-	-
Balance at end of the year	(536)	(546)